Schedule of accrued expenses and other payables (Details)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare			$ 73,110	$ 68,087
Accrued Payroll Taxes, Current	$ 54,543
Accrued expenses	9,997	[1]	13,400	66,606
Other tax payable	18,726	[2]	25,101	67,347
Other payable	106,450	[3]	142,685	82,605
Total accrued liabilities and other payables	$ 189,716		$ 254,296	$ 284,645

[1]	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.
[2]	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 7%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.
[3]	Other payable mainly consists of payable for other services and utilities expenses.